Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Conservative Allocation Fund | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Conservative Allocation Fund | Conservative Allocation Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.98%	4.64%	6.08%
Conservative Allocation Fund | Conservative Allocation Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	4.48%	6.08%
Conservative Allocation Fund | Conservative Allocation Fund - Investor Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	3.51%	5.04%
Conservative Allocation Fund | Conservative Allocation Fund - Investor Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	3.27%	4.55%
CORE PLUS INCOME FUND SUMMARY | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	1.63%	3.67%
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Investor Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	(0.03%)	2.13%
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Investor Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	0.52%	2.17%
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.52%	1.76%	3.83%
Large Cap Equity Fund | Bloomberg 1000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	13.47%	14.55%
Large Cap Equity Fund | Large Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(0.23%)	7.50%	10.06%
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(0.41%)	7.33%	9.85%
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(4.66%)	4.85%	7.78%
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	5.59%	7.73%
MULTI CAP EQUITY FUND SUMMARY | Bloomberg 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.09%	14.27%
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	6.43%	7.45%
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Investor Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.00%	4.91%	5.95%
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Investor Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.24%	4.93%	5.77%
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	6.63%	7.68%
Partners III Opportunity Fund | Bloomberg 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.09%	14.27%
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	4.18%	6.71%
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	3.50%	6.07%
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.08%	1.57%	4.26%
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.37%	2.56%	4.62%
SHORT DURATION INCOME FUND SUMMARY | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	3.02%	2.78%
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Investor Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	1.59%	1.60%
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Investor Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.23%	1.69%	1.61%
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	3.13%	2.92%
Ultra Short Government Fund | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.02%	3.01%	2.11%
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class | Return After Taxes On Distributions [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.36%	1.76%	1.24%
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class | Return After Taxes On Distributions And Sale Of Fund Shares [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.36%	1.77%	1.24%

[1]	Institutional Class shares first became available for sale on March 29, 2019. For performance prior to that date, this table includes the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Fund’s Investor Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, and higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but Institutional Class shares would have had lower expenses.
[2]	Returns prior to December 16, 2016 were achieved while the Fund was operated as a government money market fund.